Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
27.	COMMITMENTS AND CONTINGENCIES

a)	Exploration commitments

The Group has no minimum expenditure requirements in relation to its exploration and mining licenses at its Wolfsberg Project other than minimal annual license and mine safety fees.

b)	Contingencies

On 18 May 2026, the Company announced that it had executed a binding scheme implementation deed (SID) under which the Company will acquire all of the issued capital of EUR by way of two interdependent schemes of arrangement. Completion of the Transaction is conditional upon a number of items, including, without limitation, the approval of the shareholders of European Lithium, European Lithium having a net cash and liquid assets balance of not less than AUD$330,000,000, the holders of unlisted options and ZEPOs entering into cancellation deeds to give effect to the treatment of those securities as set out above, no material adverse change in European Lithium and Critical Metals business and assets and of any prescribed occurrences or regulated events, receipt of all necessary regulatory approvals, consents, waivers or modifications and court approvals. Under the terms of the SID, both EUR and CRML are liable to reimburse the other party a reimbursement fee of US$12,000,000 should the schemes subsequently not be implemented.

On 6 June 2025, the Company entered into an advisor agreement with Skylong Assets Limited (Skylong). Under the terms of the agreement, Skylong are entitled to be issued 1,000,000 ordinary shares in the Company upon the consummation of project financing in respect to the execution of definitive documents to fund any portion of the Obeikan JV (Milestone 1 Advisory Shares) and will be issued a further 1,000,000 ordinary shares in the Company upon the occurrence of commercial production and the first sale and export of lithium hydroxide concentrate by the Obeikan JV (Milestone 2 Advisory Shares). Upon the achievement of Milestone 1 Advisory Shares, Skylong will also be entitled to receive 1,000,000 warrants which are exercisable at $11.50 each on or before 3 years following the date of issue.

The Company has provided bank guarantees to the value of €20,000 in respect of any unrepaired damage to property at the Wolfsberg project (note 9).